INCOME TAXES (Schedule of Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
INCOME TAXES [Abstract]
Allowance for doubtful accounts	$ 2,003	$ 1,338
Accrued payroll	1,046	1,107
Employee education fee excess	24
Valuation allowance	(297)	(381)
Deferred tax assets - current	2,776	2,064
Depreciation of property and equipment	622	689
Amortization of intangible assets and concession fees	5,476	4,440
Taxable loss arising from a disposal of an equity method investment		217
Net operating loss carry forwards	13,231	11,063
Valuation allowance	(7,575)	(8,062)
Deferred tax assets - non-current	11,754	8,347
Acquired intangible assets	361	380
Total deferred tax liabilities	$ 361	$ 380